Risks and Concentration (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Risks and Concentration [Line Items]
Cash and cash equivalents (in Yuan Renminbi)	¥ 59,324		¥ 52,913
Customer Concentration Risk [Member] | One customer [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration Risk, Percentage	19.50%	21.70%
Customer Concentration Risk [Member] | One customer [Member] | Accounts Receivable [Member]
Risks and Concentration [Line Items]
Concentration Risk, Percentage		17.50%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration Risk, Percentage		21.10%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Risks and Concentration [Line Items]
Concentration Risk, Percentage	36.80%